Stock Based Compensation - Employees and Non-employees Related to Options and RSAs Recognized (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			24 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Dec. 31, 2013 Inventergy Inc [Member]	Dec. 31, 2013 Inventergy Inc [Member]
Operating expenses
Selling, general and administrative	$ 1,539,000	$ 1,282,000	$ 2,766,000	$ 2,555,000	$ 4,902,000	$ 4,730,000	$ 1,872,104	$ 1,872,104